Deposits, Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Deposits, Prepayments and Other Current Assets
Schedule of deposits, prepayments and other current assets

	As of June 30,
	2023	2024
	US$	US$

Deposits, Prepayments and Other Current Assets	324	320